Restricted net assets	12 Months Ended
Dec. 31, 2025
Restricted net assets
Restricted net assets

34.Restricted net assets

Relevant PRC laws and regulations permit payments of dividends by the Company’s subsidiary and VIE incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s PRC subsidiary and VIE are required to annually appropriate 10% of their net after—tax income to the statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the Company’s PRC subsidiary and VIE are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. Even though Amber International currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, Amber International may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to our shareholders. Except for the above, there is no other restriction on use of proceeds generated by the Company’s PRC subsidiary and VIE to satisfy any obligations of Amber International.

Furthermore, cash transfers from Amber International’s PRC subsidiaries to its parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency at the time of requesting such conversion may temporarily delay the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to Amber International, or otherwise satisfy their foreign currency denominated obligations.

As of December 31, 2025, no funds are available for distribution by Amber International’s PRC subsidiary and VIE. Except for the above there is no other restriction on the use of proceeds generated by Amber International’s PRC subsidiary and VIE to satisfy any obligations of Amber International.

The Group performed a test on the restricted net assets of its subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation S — X Rule 4 — 08 (e) (3), “General Notes to Financial Statements” and concluded that the restricted net assets do not exceed 25% of the consolidated net assets of the Group as of December 31, 2025 and the condensed financial information of the parent company are not required to be presented.